Segmented information - Disclosure of geographic allocation of the statement of operations and comprehensive income (loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Share of net earnings related to joint venture	$ 59,159	$ (126,264)
Service fee earned as operators of joint venture	4,917	4,963
General and administrative expenses	(14,757)	(11,828)
(Loss) income from operations and joint venture	49,319	(133,129)
Finance income	8,325	871
Finance expense	(45)	(35,650)
Foreign exchange loss	(223)	(20)
Net (loss) income and comprehensive (loss) income for the year	57,376	(167,928)
CANADA
Disclosure of operating segments [line items]
Share of net earnings related to joint venture	0	(0)
Service fee earned as operators of joint venture	4,917	4,963
General and administrative expenses	(14,757)	(11,828)
(Loss) income from operations and joint venture	(9,840)	(6,865)
Finance income	551	355
Finance expense	(45)	(24)
Foreign exchange loss	(223)	(20)
Net (loss) income and comprehensive (loss) income for the year	(9,557)	(6,554)
GHANA
Disclosure of operating segments [line items]
Share of net earnings related to joint venture	59,159	(126,264)
Service fee earned as operators of joint venture	0	0
General and administrative expenses	0	0
(Loss) income from operations and joint venture	59,159	(126,264)
Finance income	7,774	516
Finance expense	0	(35,626)
Foreign exchange loss	0	0
Net (loss) income and comprehensive (loss) income for the year	$ 66,933	$ (161,374)